Long-Term Debt	3 Months Ended
Mar. 31, 2013
Long-Term Debt [Abstract]
Long-Term Debt
4. Long-Term Debt

	March 31, 2013	December 31, 2012
Loan Payable (Hidroflot and Zenith Equity Group)	$1,016,098	$1,164,185
Less: Current portion	(438,739)	(462,002)
Long-Term Liabilities	$577,359	$702,183

On June 26, 2012, the Company entered into a loan agreement with Zenith Equity Group providing for a loan of $450,000.  The loan will accrue simple interest of 3.5% on the outstanding principal amount and to be repaid in full due on or before June 27, 2015.  As at March 31, 2013 and December 31, 2012, the loan amount is $450,000  and accrued interest is $11,995.

As at March 31, 2013 and December 31, 2012, the Company owed $566,098 and  $714,185, respectively of debt relating to the acquisition of the wave energy technology, as noted in Note 3.  The amount owing is payable in equal monthly installments as follows:

	Total Payment	Unrealized Interest	Principal
	$	$	$

2013	342,665	28,751	313,915
2014	259,577	7,394	252,183

Total	602,242	36,145	566,098

The repayment schedule for the note payable is accelerated to three equal monthly payments of the remaining outstanding amounts at such time where the Company generates $10,000,000 in direct revenues from the technology.

The Company is required to make the following principal repayments on the long-term debt:

$

2013	313,915
2014	252,183
2015	450,000

Total	1,016,098